Drilling units (Details) - Drilling rigs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Drilling units [Line Items]
Cost	$ 6,494.1	$ 6,434.2
Accumulated depreciation	(1,153.2)	(886.9)
Net book value	5,340.9	5,547.3
Depreciation and amortization expense	$ 266.3	$ 237.5	$ 198.7